                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Jayhawk Capital Management, L.L.C.
            ------------------------------------------
Address:    5410 West 61st Place, Suite 100
            ------------------------------------------
            Mission, KS 66205
            ------------------------------------------

            ------------------------------------------


Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael D. Schmitz
          --------------------------------------------
Title:    CFO
          --------------------------------------------
Phone:    913-642-2611
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Michael D. Schmitz             Mission, KS                   March 18, 2008
---------------------   --------------------------------------   ---------------
[Signature]                       [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        1
                                              -----------------------

Form 13F Information Table Entry Total:                  21
                                              -----------------------

Form 13F Information Table Value Total:      $        36,137
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number           Name
---          --------------------           ----
 1           028-11795                      Magnetar Investment
                                            Management, LLC

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JAYHAWK CAPITAL MANAGEMENT, L.L.C.
FORM 13F INFORMATION TABLE
12/31/2007





          COLUMN 1             COLUMN 2        COLUMN 3      COLUMN 4         COLUMN 5           COLUMN 6    COLUMN 7    COLUMN 8
--------------------------   ------------     -----------    --------    --------------------   ----------   ---------  -----------
                                                                                                                          VOTING
                                                                                                                         AUTHORITY
                                                               VALUE     SHS OR PRN  SH/PRN     INVESTMENT    OTHER     SOLE/SHARED/
     NAME OF ISSUER          TITLE OF CLASS     CUSIP       (X$1,000)      AMOUNT    PUT/CALL   DISCRETION   MANAGERS      NONE
--------------------------   --------------   -----------   ---------    ----------  --------   ----------   --------   -----------


CDC Corp                          SHS A      G2022L 10 6     18,128      3,722,372      Sh          Sole         N/A         Sole
FGX International
 Holdings Ltd                    ORD SHS     G3396L 10 2        161         13,810      Sh          Other          1         None
Gastar Expl Ltd                    COM       367299 10 4        204        163,810      Sh          Other          1         None
MDC Partners Inc              CL A SUB VTG   552697 10 4        206         21,153      Sh          Other          1         None
Access Integrated
 Technlgs I                       CL A       004329 10 8        215         48,179      Sh          Other          1         None
Alloy Inc                        NEW COM     019855 30 3        266         28,244      Sh          Other          1         None
Barrier Therapeutics Inc           COM       06850R 10 8        257         65,324      Sh          Other          1         None
Benihana Inc                      CL A       082047 20 0        162         12,685      Sh          Other          1         None
Brooke Corp                        COM       112502 10 9      7,161      1,062,433      Sh          Sole         N/A         Sole
Grill Concepts Inc               COM NEW     398502 20 3        260         62,443      Sh          Other          1         None
Health Grades Inc                  COM       42218Q 10 2        228         38,273      Sh          Other          1         None
Kintera Inc                        COM       49720P 50 6        267        179,410      Sh          Other          1         None
Lionbridge Technologies
 Inc                               COM       536252 10 9        245         69,041      Sh          Other          1         None
LSB Inds Inc                       COM       502160 10 4      5,236        185,600      Sh          Sole         N/A         Sole
Mortons Restaurant Grp
 Inc N                             COM       619430 10 1        155         16,623      Sh          Other          1         None
Orthovita Inc                      COM       68750U 10 2        271         77,671      Sh          Other          1         None
PokerTek Inc                       COM       730864 10 5        236         30,474      Sh          Other          1         None
Progressive Gaming Intl
 Corp                              COM       74332S 10 2        202         81,255      Sh          Other          1         None
Soundbite Communications
 Inc                               COM       836091 10 8        166         24,069      Sh          Other          1         None
Think Partnership Inc              COM       88409N 10 1        300        197,490      Sh          Other          1         None
Think Partnership Inc              COM       88409N 10 1      1,608      1,057,900      Sh          Sole         N/A         Sole
United Westn Bancorp Inc           COM       913201 10 9        203        100,157      Sh          Other          1         None